Immaterial Restatements and Reclassifications of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Immaterial Restatements and Reclassifications of Prior Period Financial Statements
25. Immaterial Restatements and Reclassifications of Prior Period Financial Statements
As discussed in Note 1, subsequent to the issuance of the December 31, 2022 consolidated financial statements, the Company identified immaterial errors during the three months ended December 31, 2023, which required correction of the Company’s previously issued December 31, 2022 consolidated financial statements as well as the first three quarterly periods in the year ended December 31, 2023.
The corrections to the condensed consolidated balance sheets were as follows for the periods presented below (tables may not foot as they are condensed to only present those line items which have been impacted):

	As of December 31, 2022
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Other receivables, net	16,285	297	16,582
Property and equipment, net	30,504	(74)	30,430
Right-of-use assets	41,979	(2,256)	39,723
Goodwill	18,525	(1,137)	17,388
Total Assets	$1,086,522	$(3,170)	$1,083,352
Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Liabilities
Accounts payable and accrued expenses	88,983	(6,546)	82,437
Lease liabilities	60,049	(2,541)	57,508
Total Liabilities	1,260,342	(9,087)	1,251,255
Stockholders’ Equity (Deficit)
Notes receivable from stockholders	(53,900)	675	(53,225)
Additional paid-in capital	626,628	(8,517)	618,111
Accumulated deficit	(1,181,415)	13,759	(1,167,656)
Total Stockholders’ Equity (Deficit)	(610,100)	5,917	(604,183)
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	$1,086,522	$(3,170)	$1,083,352

	As of March 31, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Other receivables, net	20,342	285	20,627
Right-of-use assets	31,269	(2,241)	29,028
Goodwill	20,507	(1,138)	19,369
Prepaid expenses and other assets	71,218	(879)	70,339
Total Assets	$1,081,060	$(3,973)	$1,077,087
Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Liabilities
Accounts payable and accrued expenses	111,134	(7,597)	103,537
Lease liabilities	43,118	(2,525)	40,593
Total Liabilities	1,337,878	(10,122)	1,327,756
Stockholders’ Equity (Deficit)
Notes receivable from stockholders	(55,349)	(232)	(55,581)
Additional paid-in capital	635,166	(9,620)	625,546
Accumulated deficit	(1,271,310)	16,001	(1,255,309)
Total Stockholders’ (Deficit) Equity	(693,098)	6,149	(686,949)
Total Liabilities, Convertible Preferred Stock, and Stockholders’ (Deficit) Equity	$1,081,060	$(3,973)	$1,077,087

	As of June 30, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Other receivables, net	15,238	372	15,610
Goodwill	33,300	(1,138)	32,162
Prepaid expenses and other assets	67,260	(879)	66,381
Total Assets	$926,970	$(1,645)	$925,325
Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Liabilities
Accounts payable and accrued expenses	108,175	(7,588)	100,587
Total Liabilities	1,222,938	(7,588)	1,215,350
Stockholders’ Equity (Deficit)
Notes receivable from stockholders	(56,254)	(503)	(56,757)
Additional paid-in capital	642,551	(11,058)	631,493
Accumulated deficit	(1,316,823)	17,503	(1,299,320)
Total Stockholders’ Equity (Deficit)	(732,249)	5,943	(726,306)
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	$926,970	$(1,645)	$925,325

	As of September 30, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Other receivables, net	10,449	256	10,705
Goodwill	32,492	(1,138)	31,354
Total Assets	$937,055	$(882)	$936,173
Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Liabilities
Accounts payable and accrued expenses	103,435	(10,008)	93,427
Total Liabilities	779,823	(10,008)	769,815
Stockholders’ Equity (Deficit)
Notes receivable from stockholders	(10,404)	(44)	(10,448)
Additional paid-in capital	1,826,848	5,523	1,832,371
Accumulated deficit	(1,656,856)	3,647	(1,653,209)
Total Stockholders’ Equity (Deficit)	157,232	9,126	166,358
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	$937,055	$(882)	$936,173
None of the adjustments to the condensed consolidated statements of operations and comprehensive loss described below impact the income tax provision in any period as the Company has recognized a full valuation allowance for all periods presented. The reclassifications and corrections to the condensed consolidated statements of operations and comprehensive loss were as follows for the periods presented below (tables may not foot as they are condensed to only present those line items which have been impacted):

	Year Ended December 31, 2022
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$105,658	$(4,859)	$486	$101,285
Other platform revenue	38,942	—	(580)	38,362
Total net revenues	382,976	(4,859)	(94)	378,023

Expenses:
Mortgage platform expenses	327,815	(4,859)	(1,335)	321,621
Other platform expenses	59,656	—	(155)	59,501
General and administrative expenses	194,565	—	(8,689)	185,876
Marketing and advertising expenses	69,021	—	(13)	69,008
Technology and product development expenses	124,912	—	(604)	124,308
Restructuring and impairment expenses	247,693	—	(1,208)	246,485
Total expenses	1,253,806	(4,859)	(12,004)	1,236,943

Loss from operations	(870,830)	—	11,910	(858,920)

Interest and other income (expense), net
Other income (expense)	3,741	—	(185)	3,556
Total interest and other expense, net	(16,872)	—	(185)	(17,057)

Loss before income tax expense (benefit)	(887,702)	—	11,725	(875,977)
Net loss	$(888,802)	—	$11,725	$(877,077)

Other comprehensive loss:
Comprehensive loss	$(890,120)	$—	$11,725	$(878,395)

Per share data:
Loss per share attributable to common stockholders:
Basic	$(3.05)	$—	$0.04	$(3.01)
Diluted	$(3.05)	$—	$0.04	$(3.01)

	Three Months Ended March 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$15,964	$(675)	$—	$15,289
Total net revenues	20,958	(675)	—	20,283

Expenses:
Mortgage platform expenses	30,931	(675)	(309)	29,947
Other platform expenses	4,777	—	(84)	4,693
General and administrative expenses	30,189	—	(1,357)	28,832
Marketing and advertising expenses	8,631	—	(7)	8,624
Technology and product development expenses	24,118	—	(512)	23,606
Total expenses	107,886	(675)	(2,269)	104,942

Loss from operations	(86,928)	—	2,269	(84,659)

Loss before income tax (benefit) expense	(88,471)	—	2,269	(86,202)
Net loss	(89,895)	—	2,269	(87,626)

Other comprehensive loss:
Comprehensive loss	$(90,087)	$—	$2,269	$(87,818)

Per share data:
Loss per share attributable to common stockholders:
Basic	$(0.30)	$—	$0.01	$(0.29)
Diluted	$(0.30)	$—	$0.01	$(0.29)

	Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$40,720	$(888)		$39,832
Total net revenues	51,120	(888)	—	50,232

Expenses:
Mortgage platform expenses	51,643	(888)	(599)	50,156
Other platform expenses	8,626	—	(161)	8,465
General and administrative expenses	54,203	—	(1,720)	52,483
Marketing and advertising expenses	11,994	—	(13)	11,981
Technology and product development expenses	45,907	—	(993)	44,914
Restructuring and impairment expenses	11,119	—	(290)	10,829
Total expenses	183,890	(888)	(3,776)	179,226

Loss from operations	(132,770)	—	3,776	(128,994)

Loss before income tax expense	(133,528)	—	3,776	(129,752)
Net loss	(135,408)	—	3,776	(131,632)

Other comprehensive loss:
Comprehensive loss	$(135,717)	$—	$3,776	$(131,941)

Per share data:
Loss per share attributable to common stockholders:
Basic	$(0.45)	$—	$0.01	$(0.44)
Diluted	$(0.45)	$—	$0.01	$(0.44)

	Three Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands, and per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$14,207	$(253)	$(510)	$13,444
Other platform revenue	1,333	—	609	1,942
Total net revenues	16,449	(253)	99	16,295

Expenses:
Mortgage platform expenses	19,166	(253)	2,038	20,951
Other platform expenses	3,161	—	477	3,638
General and administrative expenses	59,189	—	9,557	68,746
Marketing and advertising expenses	5,128	—	34	5,162
Technology and product development expenses	20,732	—	2,043	22,775
Total expenses	108,055	(253)	14,149	121,951

Loss from operations	(91,606)	—	(14,050)	(105,656)
Interest and other income (expense), net
Other income (expense)	977	—	195	1,172
Total interest and other expense, net	(247,768)	—	195	(247,573)

Loss before income tax expense	(339,374)	—	(13,856)	(353,229)
Net loss	(340,033)	—	(13,856)	(353,889)

Other comprehensive loss:
Comprehensive loss	$(340,731)	$—	$(13,856)	$(354,587)
Per share data:
Loss per share attributable to common stockholders:
Basic	$(0.68)	$—	$(0.03)	$(0.71)
Diluted	$(0.68)	$—	$(0.03)	$(0.71)

	Nine Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$54,927	$(1,140)	$(510)	$53,277
Other platform revenue	9,355	—	609	9,964
Total net revenues	67,569	(1,140)	99	66,528

Expenses:
Mortgage platform expenses	70,809	(1,140)	1,440	71,109
Other platform expenses	11,787	—	316	12,103
General and administrative expenses	113,392	—	7,837	121,229
Marketing and advertising expenses	17,122	—	22	17,144
Technology and product development expenses	66,639	—	1,050	67,689
Restructuring and impairment expenses	11,798	—	(290)	11,508
Total expenses	291,945	(1,140)	10,375	301,180

Loss from operations	(224,376)	—	(10,276)	(234,652)
Interest and other income (expense), net
Other income (expense)	5,187	—	195	5,382
Total interest and other expense, net	(248,526)	—	195	(248,331)

Loss before income tax expense	(472,902)	—	(10,080)	(482,982)
Net loss	(475,441)	—	(10,080)	(485,521)

Other comprehensive loss:
Comprehensive loss	$(476,448)	$—	$(10,080)	$(486,528)
Per share data:
Loss per share attributable to common stockholders:
Basic	$(1.30)	$—	$(0.02)	$(1.32)
Diluted	$(1.30)	$—	$(0.02)	$(1.32)
The corrections to the outstanding common stock shares and total stockholders’ equity (deficit) on the Statements of Changes in Convertible Preferred Stock and Stockholders’ Equity (Deficit) for the year ended December 31, 2022, as well as the three months ended March 31, the six months ended June 30, and the three and nine months ended September 30, 2023 were as follows (tables may not foot as they are condensed to only present those line items which have been impacted):

	Year Ended December 31, 2022
	Total Stockholders’ Equity (Deficit)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Balance— December 31, 2021	$240,160	$2,411	$242,571
Issuance of common stock from vesting RSUs	15,323	(779)	14,544
Stock-based compensation	42,608	(8,115)	34,493
Vesting of common stock issued via notes receivable from stockholders	(15,267)	675	(14,592)
Net loss	(888,802)	11,725	(877,077)
Balance—December 31, 2022	$(610,100)	$5,917	$(604,183)

	Three Months Ended March 31, 2023 (Unaudited)
	Common Stock Shares			Total Stockholders’ Equity (Deficit)
(Amounts in thousands, except share amounts)	As Previously Reported	Corrections	As Corrected	As Previously Reported	Corrections	As Corrected
Balance— December 31, 2022	98,078,356	—	98,078,356	$(610,100)	$5,917	$(604,183)
Adjusted Balance as of December 31, 2022	299,783,421	—	299,783,421	(610,100)	5,917	(604,183)
Issuance of common stock for options exercised	1,180,686	(1,047,041)	133,645	1,353	—	1,353
Cancellation of common stock	(401,056)	74,755	(326,301)	(8)	—	(8)
Stock-based compensation	—	—	—	7,193	(1,276)	5,917
Shares issued for vested restricted stock units	—	1,048,752	1,048,752	—		—
Vesting of common stock issued via notes receivable from stockholders	—	—	—	(1,449)	(761)	(2,210)
Net loss	—	—	—	(89,895)	2,269	(87,626)
Balance— March 31, 2023	300,563,051	76,466	300,639,517	$(693,098)	$6,149	$(686,949)

	Six Months Ended June 30, 2023 (Unaudited)
	Common Stock Shares			Total Stockholders’ Equity (Deficit)
(Amounts in thousands, except share amounts)	As Previously Reported	Corrections	As Corrected	As Previously Reported	Corrections	As Corrected
Balance— December 31, 2022	98,078,356	—	98,078,356	$(610,100)	$5,917	$(604,183)
Adjusted Balance as of December 31, 2022	299,783,421	—	299,783,421	(610,100)	5,917	(604,183)
Issuance of common stock for options exercised	1,348,654	(1,172,855)	175,799	2,206		2,206
Cancellation of common stock	(455,719)	2,390	(453,329)	(8)		(8)
Stock-based compensation	—	—	—	13,725	(2,903)	10,822
Shares issued for vested restricted stock units	—	1,206,226	1,206,226	—		—
Vesting of common stock issued via notes receivable from stockholders	—	—	—	(2,354)	(847)	(3,201)
Net loss	—	—	—	(135,408)	3,776	(131,632)
Balance— June 30, 2023	300,676,356	35,761	300,712,117	$(732,249)	$5,943	$(726,306)

	Three Months Ended September 30, 2023 (Unaudited)
	Common Stock Shares			Total Stockholders' Equity (Deficit)
(Amounts in thousands, except share amounts)	As Previously Reported	Corrections	As Corrected	As Previously Reported	Corrections	As Corrected
Balance— June 30, 2023	98,370,492	11,687	98,382,179	$(732,249)	$5,943	$(726,306)
Recapitalization of shares due to Business Combination (Note 3)	202,305,863	24,075	202,329,938	—	—	—
Adjusted Balance as of June 30, 2023	300,676,355	35,762	300,712,117	(732,249)	5,943	(726,306)
Issuance of common stock upon Business Combination close	10,698,910	(694,389)	10,004,521	37,967	—	37,967
Transaction costs related to the Business Combination		—		(21,437)	3,259	(18,178)
Issuance of common stock for options exercised	106,744	1,627,536	1,734,280	2,253	—	2,253
Cancellation of common stock	(2,865,535)	60,059	(2,805,476)	—	—	—
Stock-based compensation	—	—	—	27,547	14,578	42,125
Shares issued for vested restricted stock units	—	12,352,321	12,352,321	—	—	—
Vesting of common stock issued via notes receivable from stockholders	—	—	—	(1,041)	(256)	(1,297)
Forgiveness of officer loans	—	—	—	1,530	(542)	988
Net loss	—	—	—	(340,033)	(13,856)	(353,889)
Balance—September 30, 2023	737,585,438	13,381,288	750,966,726	$157,232	$9,126	$166,358

	Nine Months Ended September 30, 2023 (Unaudited)
	Common Stock Shares			Total Stockholders’ Equity (Deficit)
(Amounts in thousands, except share and per share amounts)	As Previously Reported	Corrections	As Corrected	As Previously Reported	Corrections	As Corrected
Balance— December 31, 2022	98,078,356	—	98,078,356	$(610,100)	$5,917	$(604,183)
Adjusted Balance as of December 31, 2022	299,783,421	—	299,783,421	(610,100)	5,917	(604,183)
Issuance of common stock upon Business Combination close	10,698,910	(694,389)	10,004,521	37,967	—	37,967
Transaction costs related to the Business Combination	—	—	—	(21,437)	3,259	(18,178)
Issuance of common stock for options exercised	1,460,854	273,426	1,734,280	4,459	—	4,459
Cancellation of common stock	(3,326,710)	521,234	(2,805,476)	(8)	—	(8)
Stock-based compensation	—	—	—	41,272	11,675	52,947
Shares issued for vested restricted stock units	—	13,281,017	13,281,017	1	—	1
Vesting of common stock issued via notes receivable from stockholders		—	—	(3,395)	(1,103)	(4,498)
Forgiveness of officer loans	—	—	—	1,530	(542)	988
Net loss	—	—	—	(475,441)	(10,080)	(485,521)
Balance— September 30, 2023	737,585,438	13,381,288	750,966,726	$157,232	$9,126	$166,358
The corrections to the condensed consolidated statements of cash flow for the periods as indicated below were as follows (tables may not foot as they are condensed to only present those line items which have been impacted):

	Year Ended December 31, 2022
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Cash Flows from Operating Activities:
Net loss	$(888,802)	$11,725	$(877,077)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Impairments	145,178	293	145,471
Amortization of internal use software and other intangible assets	35,368	381	35,749
Non-cash interest and amortization of debt issuance costs and discounts	273,048	(381)	272,667
Stock-based compensation	38,557	(8,015)	30,542
Change in right-of-use assets	8,791	1,963	10,754
Change in operating assets and liabilities:
Operating lease obligations	(13,608)	(2,542)	(16,150)
Other receivables, net	37,878	(395)	37,483
Accounts payable and accrued expenses	(40,557)	(3,000)	(43,557)
Net cash provided by operating activities	938,222	29	938,251
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment	4,473	75	4,548
Net cash used in investing activities	(34,657)	75	(34,582)
Cash Flows from Financing Activities:
Repurchase of common stock	(7,169)	(779)	(7,948)
Proceeds from exercise of stock options	59	675	734
Net cash used in financing activities	(1,537,100)	(104)	(1,537,204)
Effects of currency translation on cash, cash equivalents, and restricted cash	725	1	726

	Three Months Ended March 31, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Cash Flows from Operating Activities:
Net loss	$(89,895)	$2,269	$(87,626)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Stock-based compensation	6,504	(2,096)	4,408
Change in operating assets and liabilities:
Prepaid expenses and other assets	(4,698)	879	(3,819)
Accounts payable and accrued expenses	19,261	(1,052)	18,209
Net cash used in operating activities	(162,769)	—	(162,769)

	Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Cash Flows from Operating Activities:
Net loss	$(135,408)	$3,776	$(131,632)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Stock-based compensation	12,354	(3,892)	8,462
Change in operating lease of right-of-use assets	4,013	(2,241)	1,772
Change in operating assets and liabilities:
Operating lease obligations	(8,675)	2,525	(6,150)
Prepaid expenses and other assets	3,898	880	4,778
Accounts payable and accrued expenses	18,667	(1,048)	17,619
Net cash used in operating activities	(142,702)	—	(142,702)

	Nine Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Cash Flows from Operating Activities:
Net loss	$(475,441)	$(10,080)	$(485,521)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Stock-based compensation	37,398	10,481	47,879
Change in operating lease of right-of-use assets	5,446	(2,241)	3,205
Change in operating assets and liabilities:
Operating lease obligations	(11,247)	2,525	(8,722)
Other receivables, net	6,043	(476)	5,567
Prepaid expenses and other assets	15,035	(879)	14,156
Accounts payable and accrued expenses	4,648	(2,589)	2,059
Net cash used in operating activities	(76,167)	(3,259)	(79,426)
Cash Flows from Financing Activities:
Payment of equity financing costs	(16,634)	3,259	(13,375)
Net cash provided by financing activities	327,671	3,259	330,930
The reclassifications had no impact on net cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities or the condensed consolidated statements of changes in convertible preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2022 and each of the respective interim periods ended March 31, June 30 and September 30, 2023.